Cover	Jan. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2026
Entity File Number	001-40760
Entity Registrant Name	ATLANTIC INTERNATIONAL CORP.
Entity Central Index Key	0001605888
Entity Tax Identification Number	46-5319744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	270 Sylvan Avenue
Entity Address, Address Line Two	Suite 2230
Entity Address, City or Town	Englewood Cliffs
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07632
City Area Code	201
Local Phone Number	899-4470
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value per share
Trading Symbol	ATLN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false